MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        KPM INVESTMENT MANAGEMENT, INC.
        1700 Lincoln Street, Suite 1300
        Denver, Colorado 80203

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Tucker Hart Adams
        Gary C. Cornia
        Diana P. Herrmann
        John C. Lucking
        Anne J. Mills
        J. William Weeks

OFFICERS
        Diana P. Herrmann, President
        James M. McCullough, Senior Vice President
        Jori Everitt, Assistant Vice President
        Rose F. Marotta, Chief Financial Officer
        Joseph P. DiMaggio, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC Inc.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        757 Third Avenue
        New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

JUNE 30, 2001

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]


                                 TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                  SERVING COLORADO INVESTORS FOR OVER A DECADE

                            TAX-FREE FUND OF COLORADO

                               SEMI-ANNUAL REPORT

              "THE MANY BENEFITS OF MUNICIPAL BOND FUND INVESTING"


                                                                 August 15, 2001

Dear Fellow Shareholder:

     We have found over the years that it never hurts to reinforce for shareholders the fundamentals of Tax-Free Fund of Colorado and the reasons for investing in the Fund. Therefore, this Semi-Annual Report letter will provide you with a brief synopsis of the benefits of investing in the Fund.

CAPITAL PRESERVATION

     In general, a primary reason for investing in a municipal bond fund, such as Tax-Free Fund of Colorado, is capital preservation. In simple terms, Tax-Free Fund of Colorado is managed to help you keep the capital that you have. Therefore, the Fund's share price does not experience the dramatic highs and lows that can be witnessed by other types of investments, such as common stock funds.

     As the following chart illustrates, Tax-Free Fund of Colorado's objective of achieving a relatively stable share price, or net asset value, has been highly successful.* Since inception, the share price of the Fund has experienced relatively little volatility. This allows shareholders to "SLEEP WELL AT NIGHT," without worrying that their investment of today in the Fund could be substantially less tomorrow.

[Graphic of a bar chart with the following information:]

                        SHARE NET ASSET VALUE

                    5/21/87               $9.60
                    12/31/87              $9.51
                    12/31/88              $9.66
                    12/31/89              $9.80
                    12/31/90              $9.77
                    12/31/91              $10.18
                    12/31/92              $10.38
                    12/31/93              $10.77
                    12/31/94              $9.82
                    12/31/95              $10.56
                    12/31/96              $10.41
                    12/31/97              $10.62
                    12/31/98              $10.63
                    12/31/99              $9.98
                    12/31/00              $10.31
                    6/30/01               $10.39

TAX-FREE INCOME

     Obviously, there is substantially more to investing in the Fund than retaining the value of your capital. If there was only retention of your capital value, a piggy bank could serve as just an appropriate means.

     Another substantial benefit that you gain from an investment in Tax-Free Fund of Colorado is that of obtaining monthly income that is DOUBLE TAX-FREE.** The Fund pays you TAX-FREE DIVIDENDS - month in and month out. These dividends can be used by you to help you pay your living expenses, or they can be reinvested in additional shares of the Fund, thereby gaining for you the benefits of compounding.

     It is important for you to fully recognize just what TAX-FREE DIVIDENDS mean to you. As the chart below illustrates, a 5% TAX-FREE RETURN on your investment can equate to a taxable return of 8.3%, depending on your personal tax bracket.***

[Graphic of a bar chart with the following information:]


            Tax-Free Yield          Taxable Equivalent Yield
                  4%                          6.7%
                  5%                          8.3%
                  6%                          10%


HIGH-QUALITY, CONTROLLED MATURITY, AND DIVERSIFICATION

     How does Tax-Free Fund of Colorado strive to ensure that its objective of capital preservation and steady tax-free income is accomplished? This is achieved through very distinct management techniques utilized with construction of the Fund's portfolio.

     As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the safety that the securities represent. With Tax-Free Fund of Colorado, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND BAA. We further ensure that, in general, the majority of securities in the Fund's portfolio are within the TOP TWO credit grades - AAA AND AA. Through active management of the Fund's portfolio, we very carefully monitor the quality characteristics of each investment. In this way, we intentionally strive to avoid "surprises" from any of the Fund's securities.

     Another factor that we feel is important is maturity level in the construction of the overall characteristics of the municipal bonds in the portfolio.

     As we have explained to you in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, we have structured the average maturity level of Tax-Free Fund of Colorado to be at a somewhat intermediate level. This level is produced by choosing a "laddered" approach to the selection of bonds in terms of their maturity. We include both short-term and long-term bonds in the portfolio, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of volatility.

     The charts below illustrate the Fund's June 30, 2001 portfolio broken down by quality and maturity.

[Graphic of a pie chart with the following information:]

          PORTFOLIO DISTRIBUTION BY QUALITY

            AAA                    71.78%
            AA                     22.53%
            A                      4.24%
            Below A                1.45%


[Graphic of a pie chart with the following information:]


         PORTFOLIO DISTRIBUTION BY MATURITY

            0-5 Years             22.77%
            6-10 Years            46.71%
            11-15 Years           29.42%
            Over 15 Years         1.10%

     The other factor we tend to emphasize is diversification of the individual municipal bonds. We want to have a number of bonds in the Fund's portfolio representing various locations in the State and various kinds of projects. In this way, we can assure ourselves that no one project, or area of the State, can have any significant adverse influence upon your investment in the Fund.

ENHANCING COLORADO'S QUALITY OF LIFE

     But, just as important for all shareholders in the Fund is the fact that we are spreading the investments in the Fund around in such a way that enhances the quality of life of all shareholders as well as helping the economic development of the State.



     As we are sure you are aware, the economy of Colorado is growing at a dynamic rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Colorado and its various communities. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose facilities. These projects contribute to the economic development of Colorado and provide a high quality of life for its citizens.

     Highlighted below are just a few of the projects that your investment in Tax-Free Fund of Colorado has helped to bring to fruition.****

            [Photo: POUDRE VALLEY HOSPITAL]
            [Photo: E-470 TOLLWAY]
            [Photo: SNOWMASS VILLAGE]
            [Photo: UNIVERSITY OF COLORADO]

DEDICATED MANAGEMENT TEAM

     Everyone associated with Tax-Free Fund of Colorado is dedicated to providing you with the best possible investment through your shares of the Fund. We do this not only through the points we have detailed above, but also through frequent contact with you, and our other shareholders. We work diligently to keep you informed of current happenings in the investment world - in simple, easy-to-understand language. Unlike many fund groups, we actively encourage and offer you the opportunity to voice your opinions and concerns. And, we listen and respond to your ideas.

     We sincerely believe that Tax-Free Fund of Colorado is "AN INVESTMENT YOU AND COLORADO CAN COUNT ON."

     We well recognize that you have entrusted your hard-earned dollars to our care. It is a responsibility which we take very seriously. Rest assured that we will continue to do our utmost to merit your confidence.

                                   Sincerely,

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Chairman of the Board of Trustees




* The above chart illustrates the record of Net Asset Value since the Fund's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

*** This chart assumes a 36% Federal and 4.63% State tax rate and is for illustrative purposes only. As you are aware, new tax brackets have been put into place through passage of the Federal Tax Act enacted this year. This new change, which went into effect on July 1, 2001, will have a minimal effect upon the overall illustration. The difference between a taxable investment and a tax-free investment remains valid regardless of your particular tax bracket. Results shown are not indicative of past or future performance of any investment offered by Aquila.

**** Since the portfolio is subject to change, the Fund may not necessarily currently own securities in these specific projects.

                                                    TAX-FREE FUND OF COLORADO
                            STATEMENT OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                                                 RATING
   FACE                                                                         MOODY'S/
  AMOUNT        GENERAL OBLIGATION BONDS (36.1%)                                  S&P                  VALUE
-----------     -------------------------------------------------------------   --------           -------------
                CITY & COUNTY (2.3%)
                -------------------------------------------------------------
                Denver Colorado City & County
$ 2,260,000         5.00%, 09/01/12, FSA Insured.............................   Aaa/AAA            $   2,358,875
                Denver Colorado City & County Excise Tax Revenue
  1,000,000         5.00%, 9/01/11, FSA Insured..............................   Aaa/AAA                1,046,250
                Westminster Colorado Water Series 1992 A
  1,000,000         6.25%, 12/01/07..........................................   Aa3/AA-                1,036,250
                                                                                                   -------------
                                                                                                       4,441,375
                                                                                                   -------------

                METROPOLITAN DISTRICT (11.2%)
                -------------------------------------------------------------
                Boulder Colorado Central Area Improvement
  2,500,000         6.30%, 08/15/07, FGIC Insured............................   Aaa/AAA                2,521,125
                Castle Pines Metropolitan District
  1,060,000         5.50%, 12/01/07, FSA Insured.............................   Aaa/AAA                1,151,425
  1,600,000         5.00%, 12/01/11, FSA Insured.............................   Aaa/AAA                1,660,000
                Foothills Park & Recreational District
  1,310,000         5.00%, 12/01/12, FSA Insured.............................    Aaa/NR                1,370,588
  1,325,000         5.00%, 12/01/13, FSA Insured.............................    Aaa/NR                1,373,031
                Highlands Ranch Metropolitan District #1, Refunding
  1,530,000         6.25%, 09/01/06, MBIA Insured............................   Aaa/AAA                1,577,813
  1,000,000         5.75%, 09/01/08, AMBAC Insured...........................   Aaa/AAA                1,101,250
  1,730,000         5.75%, 09/01/09, AMBAC Insured...........................   Aaa/AAA                1,909,488
                Highlands Ranch Metropolitan District #4
  1,000,000         5.80%, 12/01/07, LOC Swiss Bank, Pre-Refunded............    Aaa/NR                1,096,250
                Interstate South Metropolitan District
  2,165,000         5.75%, 12/01/09, LOC US Bank.............................    NR/AA-                2,275,956
                North Jeffco Park & Recreational District Colorado
  1,245,000         5.25%, 12/01/08, AMBAC Insured...........................    Aaa/NR                1,335,263
                South Suburban Park & Recreational District
  1,365,000         5.125%, 12/15/09, FGIC Insured...........................   Aaa/AAA                1,441,781
                Westglenn Metropolitan District Colorado
  1,000,000         6.25%, 12/01/08, Pre-Refunded............................     NR/A+                1,077,500
                Westglenn Metropolitan District Colorado Jefferson
                    County Refunding
  1,260,000         5.65%, 12/01/04, ETM.....................................     NR/A+                1,319,850
                                                                                                   -------------
                                                                                                      21,211,320
                                                                                                   -------------


                SCHOOL DISTRICTS (21.5%)
                -------------------------------------------------------------
                Adams County School District #12
  1,255,000         5.625%, 12/15/08, FGIC Insured...........................   Aaa/AAA                1,371,087
  2,000,000         5.00%, 12/15/12, MBIA Insured............................    Aaa/NR                2,092,500
                Adams County School District #14
  1,275,000         5.75%, 12/01/08, FSA Insured.............................   Aaa/AAA                1,400,906
                Arapahoe County Cherry Creek School District #5
  1,000,000         5.50%, 12/15/08..........................................    Aa1/AA                1,088,750
  2,760,000         5.50%, 12/15/11..........................................    Aa1/AA                2,967,000
  2,750,000         5.50%, 12/15/12..........................................    Aa1/AA                2,925,313
                Boulder Valley Colorado
  1,215,000         5.50%, 12/01/08, FGIC Insured............................   Aaa/AAA                1,318,275
                Denver City & County School District #1
  1,000,000         5.60%, 06/01/08..........................................   Aa3/AA-                1,087,500
                Douglas & Elbert Counties School District # Re-1,
                    Series 1992
  1,000,000         5.00%, 12/15/10, FGIC Insured............................   Aaa/AAA                1,046,250
  2,000,000         5.25%, 12/15/11, FGIC Insured............................   Aaa/AAA                2,120,000
                El Paso County School District #11
  1,145,000         5.50%, 12/01/07..........................................   Aa3/AA-                1,242,325
  1,330,000         6.25%, 12/01/08..........................................   Aa3/AA-                1,507,887
                El Paso County School District #20
  1,000,000         6.15%, 12/15/08, MBIA Insured............................   Aaa/AAA                1,130,000
                El Paso County School District #38
  1,110,000         5.70%, 12/01/12..........................................    Aa3/NR                1,200,188
                El Paso County School District #49
  1,500,000         5.50%, 12/01/13, FSA Insured.............................   Aaa/AAA                1,646,250
                Jefferson County School District # R-1
  3,000,000         5.50%, 12/15/09, FGIC Insured............................   Aaa/AAA                3,262,500
  2,340,000         5.25%, 12/15/11, FGIC Insured............................   Aaa/AAA                2,483,325
  1,000,000         5.50%, 12/15/13, FGIC Insured............................   Aaa/AAA                1,071,250
                Larimer County School District
  2,100,000         5.25%, 12/15/11..........................................   Aa3/AA-                2,202,375

                Larimer Weld and Boulder County Colorado School
  2,000,000         5.90%, 12/15/05..........................................    A1/AA-                2,145,000
                Mesa County School District #51
  1,065,000         6.00%, 12/01/06, MBIA Insured............................   Aaa/AAA                1,179,488
  1,000,000         5.20%, 12/01/09, MBIA Insured............................   Aaa/AAA                1,053,750
                Pueblo County Colorado School District # 70
  1,040,000         5.50%, 12/01/09, AMBAC Insured...........................   Aaa/AAA                1,112,800
                Summit County School District, Series A
  1,050,000         5.40%, 12/01/06, FGIC Insured............................   Aaa/AAA                1,127,438
                Weld & Adams County School District 3J
  1,000,000         5.50%, 12/15/10, AMBAC Insured...........................   Aaa/AAA                1,081,250
                                                                                                   -------------
                                                                                                      40,863,407
                                                                                                   -------------

                WATER & SEWER (1.1%)
                -------------------------------------------------------------
                Thornton, Colorado, Refunding
  2,000,000         5.60%, 12/01/06, FSA Insured.............................   Aaa/AAA                2,175,000
                                                                                                   -------------
                        Total General Obligation Bonds.......................                         68,691,102
                                                                                                   -------------


                REVENUE BONDS (63.0%)
                -------------------------------------------------------------

                ELECTRIC (2.1%)
                -------------------------------------------------------------
                Moffat County Colorado Pollution Control
  2,125,000         5.625%, 11/01/06, AMBAC Insured..........................   Aaa/AAA                2,310,937
                Platte River Power Authority
  1,500,000         6.00%, 06/01/07, MBIA Insured............................   Aaa/AAA                1,659,375
                                                                                                   -------------
                                                                                                       3,970,312
                                                                                                   -------------

                HIGHER EDUCATION (8.0%)
                -------------------------------------------------------------
                City of Aurora Colorado Educational Development
                    Refunding Bonds Series 1994
  1,580,000         6.00%, 10/15/07..........................................    NR/BBB                1,659,000
                Colorado State Board of Agriculture
  1,000,000         5.40%, 04/01/06, MBIA Insured............................   Aaa/AAA                1,037,500
  1,000,000         5.45%, 04/01/08, MBIA Insured............................   Aaa/AAA                1,033,750
                Colorado Post Secondary Educational Facility
  1,170,000         5.50%, 03/01/08, MBIA Insured............................   Aaa/AAA                1,263,600


                Colorado Post Secondary Educational Facilities
                    Authority Refunding Revenue Bonds Series 93,
  1,000,000         5.95%, 03/01/09, AMBAC Insured...........................    A2/AAA                1,037,500
                Colorado State Board of Agriculture Revenue,
                    Fort Lewis College
  1,000,000         6.50%, 10/01/06, FGIC Insured............................   Aaa/AAA                1,037,500
                Colorado State Board of Agriculture Revenue,
                    University of Southern Colorado Auxiliary Facility
  1,000,000         6.25%, 08/01/07, AMBAC Insured...........................   Aaa/AAA                1,029,090
                Colorado Student Obligation Board Authority
                    Student Loan Revenue
  1,500,000         6.00%, 09/01/01..........................................     A/NR                 1,507,605
                University of Colorado Enterprise System
  1,000,000         5.00%, 06/01/11..........................................   Aa3/AA-                1,041,250
                University of Colorado Revenue
  1,000,000         6.20%, 06/01/07, MBIA Insured............................   Aaa/AAA                1,041,570
                University of Northern Colorado Auxiliary Facilities
  1,500,000         5.75%, 06/01/07, MBIA Insured, Pre-Refunded..............   Aaa/AAA                1,610,625
  1,745,000         5.75%, 06/01/08, MBIA Insured............................   Aaa/AAA                1,915,138
                                                                                                   -------------
                                                                                                      15,214,128
                                                                                                   -------------

                HOSPITAL (8.2%)
                -------------------------------------------------------------
                Colorado Health Facility Authority Hospital Revenue,
                    Catholic Health
  1,000,000             5.375%, 12/01/09.....................................   Aa3/AA-                1,043,750
                Colorado Health Facility Authority Hospital Revenue,
                    Sisters of Charity-Leavenworth
  1,000,000         5.50%, 12/01/08, MBIA Insured............................   Aaa/AAA                1,075,000
  1,500,000         5.25%, 12/01/10, MBIA Insured............................   Aaa/AAA                1,580,625
                Colorado Health Facility Authority Hospital Revenue
                    Boulder Community Hospital
  1,410,000         5.65%, 10/01/06, MBIA Insured............................   Aaa/AAA                1,506,937
                Colorado Health Facility Authority Hospital Revenue
                    North Colorado Medical Center
  2,030,000         5.60%, 05/15/05, MBIA Insured............................   Aaa/AAA                2,139,112


                Colorado Health Facility Authority Sisters of
                    Charity Health Care
  1,000,000         6.25%, 05/15/09, AMBAC Insured, ETM......................   Aaa/AAA                1,126,250
                Colorado Health Facility Community Provider
                    Pooled Loan Revenue
  1,915,000         7.20%, 07/15/05, FSA Insured.............................   Aaa/AAA                1,955,349
                Colorado Springs Hospital Revenue
  1,460,000         5.50%, 12/15/06, MBIA Insured............................   Aaa/AAA                1,567,675
                Poudre Valley Hospital District, Refunding
  1,000,000         5.375%, 11/15/07.........................................    Aa/AA-                1,033,750
                Pueblo County Colorado Hospital Facilities, Series A
  1,000,000         6.80%, 09/01/05, MBIA Insured............................   Aaa/AAA                1,015,390
                University Colorado Hospital Authority Hospital
                    Revenue
  1,475,000         5.50%, 11/15/07, AMBAC Insured...........................    Aaa/NR                1,583,781
                                                                                                   -------------
                                                                                                      15,627,619
                                                                                                   -------------

                HOUSING (8.1%)
                -------------------------------------------------------------
                Adams County Colorado Multi-Family Housing
                    Revenue, Brittany Station Series A
  1,600,000         5.40%, 09/01/25, FNMA Insured............................    NR/AAA                1,670,000
                City and County of Denver Colorado SFM Revenue
                    Series 1999 C
    950,000         5.00%, 11/01/15, GNMA Insured............................    NR/AAA                  959,500
                Colorado Housing Finance Authority
  1,000,000         5.00%, 08/01/13, Series 2001.............................    A1/A+                 1,005,000
  2,750,000         6.05%, 10/01/16, Series 1999A3...........................    Aa2/NR                2,887,500
    965,000         6.125%, 11/01/23, Series 1998D3..........................    Aa2/NR                1,034,962
                Colorado Housing Finance Authority 1991, Series A-1
     70,000         6.20%, 11/01/01..........................................    NR/AA+                   70,635
                Colorado Housing Finance Authority, SFM
    190,000         6.00%, 12/01/04, Series 1994C............................    Aa2/NR                  190,496
    740,000         6.65%, 11/01/06, Series 1992A............................    NR/AA+                  747,400
    930,000         5.625%, 06/01/10, Series 1995D...........................    Aa2/NR                  950,925
    520,000         5.75%, 11/01/10, Series 1996A............................    Aa2/A+                  521,617
    670,000         6.25%, 12/01/12, Series 1994C............................    Aa2/NR                  675,025


                Colorado Housing Finance Authority, Single Family
                    Program Sub. 2000D
  1,000,000         5.40%, 10/01/12..........................................    A1/A+                 1,040,000
                Colorado Housing Finance Authority, Single Family
                    Program 2000C3
  1,000,000         5.70%, 10/01/22..........................................    Aa2/AA                1,038,750
                Littleton Assisted Living Building Authority, Amity
                    Plaza Project Multi-Family Housing Revenue
                    Bond Series 1994
  1,000,000         6.10%, 03/01/06..........................................    NR/A+                 1,036,250
                Snowmass Village Multi-Family Revenue Refunding
  1,500,000         6.30%, 12/15/08, FSA Insured.............................   Aaa/AAA                1,560,000
                                                                                                   -------------
                                                                                                      15,388,060
                                                                                                   -------------

                LEASE (4.6%)
                -------------------------------------------------------------
                Aurora Colorado COP
  2,105,000         5.25%, 12/01/13, AMBAC Insured...........................   Aaa/AAA                2,215,512
                Broomfield Colorado COP
  2,500,000         5.10%, 12/01/12, AMBAC Insured...........................    Aaa/NR                2,625,000
                El Paso County COP
  1,100,000         5.25%, 12/01/09, MBIA Insured............................   Aaa/AAA                1,178,375
                Lakewood Colorado COP
  1,440,000         5.20%, 12/01/13, AMBAC Insured...........................   Aaa/AAA                1,510,200
                Westminster, Colorado COP
  1,055,000         5.35%, 09/01/11, MBIA Insured............................   Aaa/AAA                1,126,213
                                                                                                   -------------
                                                                                                       8,655,300
                                                                                                   -------------

                SALES TAX (11.9%)
                -------------------------------------------------------------
                Boulder Colorado Open Space Acquisition
  1,250,000         5.50%, 08/15/12..........................................   Aa1/AA+                1,329,688
                Boulder County Colorado Open Space & Use Tax
                    Revenue Bonds Series 1994,
  1,740,000         5.75%, 12/15/04, FGIC Insured............................   Aaa/AAA                1,870,500
                Boulder County Colorado Sales & Use Tax Open
                    Space Series A
  1,000,000         5.45%, 12/15/12, FGIC Insured............................   Aaa/AAA                1,077,500


                City of Boulder Colorado
  1,045,000         5.25%, 08/15/10, AMBAC Insured...........................   Aaa/AAA                1,109,006
                City & County of Denver Colorado Excise Tax
                    Revenue
  2,000,000         5.375%, 09/01/10, FSA Insured............................   Aaa/AAA                2,140,000
                Colorado Springs Colorado Sales & Use Tax Revenue
                    Service Sales
  1,320,000         5.00%, 12/01/12..........................................    A1/AA                 1,351,350
                Douglas County Colorado Sales & Use Tax Open
                    Space Revenue
  1,780,000         5.50%, 10/15/12, FSA Insured.............................   Aaa/AAA                1,926,850
                Golden Colorado Sales & Use Tax
  1,265,000         5.000%, 12/01/12, AMBAC Insured..........................   Aaa/AAA                1,323,506
                Jefferson County Open Space Sales Tax
  1,245,000         5.00%, 11/01/11, FGIC Insured............................   Aaa/AAA                1,296,356
                Jefferson County Open Space Sales Tax
  1,600,000         5.00%, 11/01/13, AMBAC Insured...........................   Aaa/AAA                1,658,000
  1,080,000         5.00%, 11/01/14, AMBAC Insured...........................   Aaa/AAA                1,108,350
                Lakewood Colorado Sales & Use Tax Revenue
  1,040,000         5.25%, 12/01/09..........................................    NR/AA                 1,106,300
                Larimer County Colorado Sales Tax Revenue Bond
  1,000,000         5.50%, 12/15/12, AMBAC Insured...........................   Aaa/AAA                1,042,500
                Longmont Colorado Sales & Use Tax
  1,875,000         5.50%, 11/15/14..........................................    NR/AA                 1,968,750
                Westminster Colorado Sales Tax Revenue
  1,175,000         5.50%, 12/01/07, FGIC Insured............................   Aaa/AAA                1,276,344
                Westminster Sales & Use Tax 1991
  1,000,000         6.70%, 12/01/01, FGIC Insured............................   Aaa/AAA                1,016,310
                                                                                                   -------------
                                                                                                      22,601,310
                                                                                                   -------------

                TRANSPORTATION (3.7%)
                -------------------------------------------------------------
                Arapahoe County Colorado E-470 Vehicle
                    Registration Revenue Bonds
  1,000,000         5.45%, 08/31/07, MBIA Insured............................   Aaa/AAA                1,097,500


                Colorado Dept. of Transportation-Transportation
                    Revenue Anticipation Note
  1,000,000         6.00%, 06/15/13, AMBAC Insured...........................   Aaa/AAA                1,122,500
                Northwest Pkwy. Pub. Hwy. Auth. Series A
  2,515,000         5.15%, 06/15/14..........................................   Aaa/AAA                2,625,031
                Regional Transportation District Sales Tax Revenue
  2,000,000         5.00%, 11/01/13, FGIC Insured............................   Aaa/AAA                2,080,000
                                                                                                   -------------
                                                                                                       6,925,031
                                                                                                   -------------

                WATER & SEWER (12.8%)
                -------------------------------------------------------------
                Boulder Colorado Water & Sewer Revenue
  1,000,000         5.40%, 12/01/14..........................................   Aa2/AA+                1,043,750
                Broomfield Colorado Water Activity Enterprise
  1,500,000         5.30%, 12/01/12, MBIA Insured............................    Aaa/NR                1,608,750
  1,730,000         5.25%, 12/01/13, MBIA Insured............................    Aaa/NR                1,831,638
                Centennial Water & Sewer District
  1,750,000         5.80%, 12/01/07, FSA Insured.............................   Aaa/AAA                1,894,375
                Colorado Clean Water Revenue
  1,000,000         5.375%, 09/01/10.........................................   Aaa/AAA                1,065,000
                Colorado Water Conservancy District
  1,570,000         5.50, 6/15/12, MBIA Insured..............................   Aaa/AAA                1,695,600
                Colorado Water Resource & Power Development
                    Authority
  1,000,000         6.80%, 11/01/05, FGIC Insured, Pre-Refunded..............   Aaa/AAA                1,013,250
  1,000,000         6.50%, 11/01/05, FGIC Insured............................   Aaa/AAA                1,047,500
  1,000,000         6.00%, 09/01/06..........................................   Aaa/AAA                1,038,750
  1,000,000         5.50%, 09/01/09..........................................   Aaa/AAA                1,078,750
  1,635,000         5.00%, 09/01/12..........................................   Aaa/AAA                1,692,225
  1,000,000         5.55%, 11/01/13, FGIC Insured............................   Aaa/AAA                1,077,500
                Fort Collins Colorado Wastewater Sewer Revenue
  1,965,000         5.375%, 12/01/08, FGIC Insured...........................   Aaa/AAA                2,063,250
                Left Hand Water District, Series 1996
  1,530,000         5.75%, 11/15/08, MBIA Insured............................   Aaa/AAA                1,650,487
                Metro Wastewater Reclamation District
  1,270,000         5.25%, 04/01/09..........................................    Aa2/AA                1,343,025
                Northglenn Colorado Water & Sewer
  1,010,000         5.75%, 12/01/06, FSA Insured.............................   Aaa/AAA                1,105,950

                Pueblo Colorado Board Water Works
  1,000,000         5.50%, 11/01/10, FSA Insured.............................   Aaa/AAA                1,087,500
                Westminster Colorado Water & Wastewater Utility
                    Revenue
  1,000,000         5.70%, 12/01/04, AMBAC Insured...........................   Aaa/AAA                1,072,500
                                                                                                   -------------
                                                                                                      24,409,800
                                                                                                   -------------

                MISCELLANEOUS REVENUE (3.6%)
                -------------------------------------------------------------
                Boulder County, Colorado, N.C.A.R.
  1,000,000         6.50%, 12/01/02..........................................     NR/A                 1,023,710
                Denver Colorado City & County Helen Bonfils Project
  2,275,000         5.875%, 12/01/09.........................................    NR/AA-                2,457,000
                South Suburban Park & Recreational District
  1,000,000         6.00%, 11/01/07..........................................    Baa/NR                1,068,750
                Thornton, Colorado Development Authority
  1,230,000         5.75%, 12/01/06, MBIA Insured............................   Aaa/AAA                1,346,850
                Westminster, Colorado Golf Course Activity
  1,000,000         5.40%, 12/01/13, Asset Guarantee.........................    NR/AA                 1,000,000
                                                                                                   -------------
                                                                                                       6,896,310
                                                                                                   -------------

                        Total Revenue Bonds..................................                        119,687,870
                                                                                                   -------------

                    Total Investments (cost $180,738,760)....................     99.1%              188,378,972
                    Other assets less liabilities............................      0.9                 1,691,191
                                                                                --------           -------------
                    Net Assets...............................................    100.0%            $ 190,070,163
                                                                                ========           =============


                   PORTFOLIO ABBREVIATIONS:

         AMBAC  - American Municipal Bond Assurance Corp.
         COP    - Certificates of Participation
         ETM    - Escrowed to Maturity
         FGIC   - Financial Guaranty Insurance Co.
         FNMA   - Federal Housing Administration
         FSA    - Financial Security Assurance
         GNMA   - Government National Mortgage Association
         LOC    - Letter of Credit
         MBIA   - Municipal Bond Investors Assurance Corp.
         SFM    - Single Family Mortgage

                 See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2001 (UNAUDITED)

ASSETS
    Investments at value (cost $180,738,760) ..............................................     $ 188,378,972
    Interest receivable ...................................................................         1,431,735
    Receivable for investment securities sold .............................................           422,173
    Receivable for Fund shares sold .......................................................           244,370
    Other assets ..........................................................................               591
                                                                                                -------------
    Total assets ..........................................................................       190,477,841
                                                                                                -------------

LIABILITIES
    Dividends payable .....................................................................           127,180
    Payable for Fund shares redeemed ......................................................            78,322
    Management fee payable ................................................................            75,039
    Cash overdraft ........................................................................            68,346
    Distribution fees payable .............................................................            24,793
    Accrued expenses ......................................................................            33,998
                                                                                                -------------
    Total liabilities .....................................................................           407,678
                                                                                                -------------

NET ASSETS ................................................................................     $ 190,070,163
                                                                                                =============

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ....     $     182,954
    Additional paid-in capital ............................................................       182,283,875
    Net unrealized appreciation on investments (note 4) ...................................         7,640,212
    Accumulated net realized gain on investments ..........................................           110,849
    Distributions in excess of net investment income ......................................          (147,727)
                                                                                                -------------

                                                                                                $ 190,070,163
                                                                                                =============

CLASS A
    Net Assets ............................................................................     $ 184,782,505
                                                                                                =============
    Capital shares outstanding ............................................................        17,786,943
                                                                                                =============
    Net asset value and redemption price per share ........................................     $       10.39
                                                                                                =============
    Offering price per share (100/96 of $10.39 adjusted to nearest cent) ..................     $       10.82
                                                                                                =============

CLASS C
    Net Assets ............................................................................     $   1,004,657
                                                                                                =============
    Capital shares outstanding ............................................................            96,893
                                                                                                =============
    Net asset value and offering price per share ..........................................     $       10.37
                                                                                                =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) ........................................     $       10.37*
                                                                                                =============

CLASS Y
    Net Assets ............................................................................     $   4,283,001
                                                                                                =============
    Capital shares outstanding ............................................................           411,517
                                                                                                =============
    Net asset value, offering and redemption price per share ..............................     $       10.41
                                                                       =============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME:
    Interest income ........................................                    $ 4,701,066

Expenses:
    Management fee (note 3) ................................     $   462,043
    Transfer and shareholder servicing agent fees ..........          66,090
    Distribution and service fees (note 3) .................          49,653
    Trustees' fees and expenses ............................          41,500
    Legal fees .............................................          22,520
    Shareholders' reports and proxy statements .............          20,953
    Custodian fees .........................................          13,802
    Audit and accounting fees ..............................          10,768
    Registration fees and dues .............................           7,513
    Insurance ..............................................           4,444
    Miscellaneous ..........................................          17,580
                                                                 -----------
    Total expenses .........................................         716,866

    Expenses paid indirectly (note 7) ......................          (4,820)
                                                                 -----------
    Net expenses ...........................................                        712,046
                                                                                -----------
    Net investment income ..................................                      3,989,020

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from securities transactions .........         429,254
    Change in unrealized appreciation on investments .......       1,071,871
                                                                 -----------

    Net realized and unrealized gain on investments ........                      1,501,125
                                                                                -----------
    Net increase in net assets resulting from operations ...                    $ 5,490,145
                                                                                ===========

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                   JUNE 30, 2001          YEAR ENDED
                                                                    (UNAUDITED)       DECEMBER 31, 2000
                                                                 ----------------    -------------------
OPERATIONS:
    Net investment income ......................................   $   3,989,020        $   8,540,219
    Net realized gain (loss) from securities transactions ......         429,254             (282,274)
    Change in unrealized appreciation on investments ...........       1,071,871            6,644,977
                                                                   -------------        -------------
        Change in net assets from operations ...................       5,490,145           14,902,922
                                                                   -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income ......................................      (4,026,233)          (8,623,497)
    Net realized gain on investments ...........................               -                    -

    Class C Shares:
    Net investment income ......................................         (16,875)
    Net realized gain on investments ...........................               -                    -

    Class Y Shares:
    Net investment income ......................................         (99,699)
    Net realized gain on investments ...........................               -                    -
                                                                   -------------        -------------
        Change in net assets from distributions ................      (4,142,807)          (8,928,631)
                                                                   -------------        -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold ..................................      10,567,555           10,034,305
    Reinvested dividends and distributions .....................       2,454,396            5,296,016
    Cost of shares redeemed ....................................      (9,428,745)         (34,221,297)
                                                                   -------------        -------------
        Change in net assets from capital share transactions ...       3,593,206          (18,890,976)
                                                                   -------------        -------------

        Change in net assets ...................................       4,940,544          (12,916,685)

NET ASSETS:
    Beginning of period ........................................     185,129,619          198,046,304
                                                                   -------------        -------------
    End of period ..............................................   $ 190,070,163        $ 185,129,619
                                                                   =============        =============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2001 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective January 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six month period ending June 30, 2001, interest income increased by $2,069, net realized loss on investments increased by $473, and the change in net unrealized appreciation of investments decreased by $1,596. In addition, the Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $6,060 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended June 30, 2001, the new accounting pronouncement did not have a material impact on the financial highlights of the Fund.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets. This fee will be reduced to 0.40% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

     KPM Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a member of the nationally oriented Mutual of Omaha Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's net assets. This fee will be reduced to 0.16% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

     Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

  b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this service fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2001, service fees on Class A Shares amounted to $44,866 of which the Distributor received $2,286.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2001, amounted to $3,590. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2001 amounted to $1,197. The total of these payments with respect to Class C Shares amounted to $4,787 of which the Distributor received $2,500.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2001, total commissions on sales of Class AShares amounted to $192,232, of which the Distributor received $41,999.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2001, purchases of securities and proceeds from the sales of securities aggregated $18,522,502 and $16,088,600, respectively.

     At June 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $180,731,244 amounted to $7,649,427 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,559 for a net unrealized appreciation of $7,647,868.

     At December 31, 2000, the Fund has a capital loss carryover of $318,405 of which $36,131 will expire on December 31, 2007 and $282,274 will expire on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain may be made to the extent necessary to avoid payment of Federal taxes by the Fund.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                            SIX MONTHS ENDED
                                              JUNE 30, 2001                        YEAR ENDED
                                               (UNAUDITED)                      DECEMBER 31, 2000
                                         SHARES           AMOUNT            SHARES            AMOUNT
                                        ---------      ------------       -----------      ------------
CLASS A SHARES:
    Proceeds from shares sold ...         876,425      $  9,105,855           856,958      $  8,591,112
    Reinvested distributions ....         234,464         2,436,669           520,228         5,228,046
    Cost of shares redeemed .....        (759,295)       (7,888,256)       (3,040,637)      (30,465,681)
                                        ---------      ------------       -----------      ------------
        Net change ..............         351,594         3,654,268        (1,663,451)      (16,646,523)
                                        ---------      ------------       -----------      ------------

CLASS C SHARES:
    Proceeds from shares sold ...          17,029           176,791            50,364           501,693
    Reinvested distributions ....             999            10,359             3,897            39,042
    Cost of shares redeemed .....          (8,242)          (85,811)         (161,028)       (1,638,098)
                                        ---------      ------------       -----------      ------------
        Net change ..............           9,786           101,339          (106,767)       (1,097,363)
                                        ---------      ------------       -----------      ------------

CLASS Y SHARES:
    Proceeds from shares sold ...         123,375         1,284,909            94,407           941,500
    Reinvested distributions ....             708             7,368             2,879            28,928
    Cost of shares redeemed .....        (140,067)       (1,454,678)         (211,214)       (2,117,518)
                                        ---------      ------------       -----------      ------------
        Net change ..............         (15,984)         (162,401)         (113,928)       (1,147,090)
                                        ---------      ------------       -----------      ------------

Total transactions in Fund
    shares ......................         345,396      $  3,593,206        (1,884,146)     $(18,890,976)
                                        =========      ============       ===========      ============

                           TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              CLASS A
                                                             -----------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED DECEMBER 31,
                                                               06/30/01     --------------------------------------------------------
                                                             (UNAUDITED)      2000        1999        1998        1997        1996
                                                             -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period ......................     $10.31       $9.98       $10.63      $10.62      $10.41      $10.56
                                                               --------     --------    --------    --------    --------    --------

Income (loss) from investment operations:
   Net investment income ..................................      0.22         0.46        0.46        0.47        0.50        0.52
   Net gain (loss) on securities (both realized
     and unrealized) ......................................      0.09         0.35       (0.55)       0.04        0.23       (0.13)
                                                               --------     --------    --------    --------    --------    --------

   Total from investment operations .......................      0.31         0.81       (0.09)       0.51        0.73        0.39
                                                               --------     --------    --------    --------    --------    --------

Less distributions (note 6):
   Dividends from net investment income ...................     (0.23)       (0.48)      (0.48)      (0.46)      (0.52)      (0.54)
   Distributions from capital gains .......................       -            -         (0.08)      (0.04)        -           -
                                                               --------     --------    --------    --------    --------    --------

   Total distributions ....................................     (0.23)       (0.48)      (0.56)      (0.50)      (0.52)      (0.54)
                                                               --------     --------    --------    --------    --------    --------

Net asset value, end of period ............................     $10.39       $10.31      $9.98       $10.63      $10.62      $10.41
                                                               ========     ========    ========    ========    ========    ========

Total return (not reflecting sales charge) ................     3.05%+        8.30%      (0.84)%      4.92%       7.21%       3.78%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...............    $184,783     $179,816    $190,698    $208,771    $216,321    $214,392
   Ratio of expenses to average net assets ................     0.77%*        0.78%       0.76%       0.75%       0.75%       0.70%
   Ratio of net investment income to average net assets ...     4.31%*        4.53%       4.41%       4.47%       4.78%       5.02%
   Portfolio turnover rate ................................     8.70%+       22.45%      13.08%      15.20%      22.66%      10.96%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee in years ended December
31, 1996 was:

   Ratio of expenses to average net assets ................       -            -           -           -           -          0.74%
   Ratio of net investment income to average net assets ...       -            -           -           -           -          4.98%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ................     0.77%*        0.77%       0.75%       0.73%       0.72%       0.69%

 +  Not annualized.
 *  Annualized.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             CLASS C
                                                             -----------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED               YEAR ENDED DECEMBER 31,                PERIOD
                                                               6/30/01     ------------------------------------------       ENDED
                                                             (UNAUDITED)    2000        1999        1998        1997     12/31/96(1)
                                                             -----------   ------      ------      ------      ------    -----------
Net asset value, beginning of period ......................    $10.29       $9.97      $10.61      $10.60      $10.41      $10.31
                                                               ------      ------      ------      ------      ------      ------

Income (loss) from investment operations:
   Net investment income ..................................     0.17        0.37        0.36        0.37        0.40        0.28
   Net gain (loss) on securities (both
      realized and unrealized) ............................     0.09        0.33       (0.54)       0.04        0.21        0.12
                                                               ------      ------      ------      ------      ------      ------

   Total from investment operations .......................     0.26        0.70       (0.18)       0.41        0.61        0.40
                                                               ------      ------      ------      ------      ------      ------

Less distributions (note 6):
   Dividends from net investment income ...................    (0.18)      (0.38)      (0.38)      (0.36)      (0.42)      (0.30)
   Distributions from capital gains .......................      -           -         (0.08)      (0.04)        -           -
                                                               ------      ------      ------      ------      ------      ------

   Total distributions ....................................    (0.18)      (0.38)      (0.46)      (0.40)      (0.42)      (0.30)
                                                               ------      ------      ------      ------      ------      ------

Net asset value, end of period ............................    $10.37      $10.29      $9.97       $10.61      $10.60      $10.41
                                                               ======      ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ................    2.57%+       7.18%      (1.70)%      3.92%       5.99%      3.78%+

Ratios/supplemental data
   Net assets, end of period (in thousands) ...............    $1,005       $897       $1,932      $1,328      $1,036       $915
   Ratio of expenses to average net assets ................    1.72%*       1.73%       1.70%       1.69%       1.69%      1.65%*
   Ratio of net investment income to average
      net assets ..........................................    3.35%*       3.60%       3.44%       3.50%       3.81%      4.07%*
   Portfolio turnover rate ................................    8.70%+      22.45%      13.08%      15.20%      22.66%      10.96%+

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee in the period ended
December 31, 1996 were:

   Ratio of expenses to average net assets ................      -           -           -           -            -         1.69%*
   Ratio of net investment income to average
      net assets ..........................................      -           -           -           -           -         4.03%*

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ................    1.71%*       1.72%       1.69%       1.68%       1.66%      1.64%*


(1) For the period April 30, 1996 (commencement of operations) through December 31, 1996.
 +  Not annualized.
 *  Annualized.


                See accompanying notes to financial statements.

                                                                                             CLASS y
                                                             -----------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED               YEAR ENDED DECEMBER 31,                PERIOD
                                                               6/30/01     ------------------------------------------       ENDED
                                                             (UNAUDITED)    2000        1999        1998        1997     12/31/96(1)
                                                             -----------   ------      ------      ------      ------    -----------
Net asset value, beginning of period ......................    $10.33      $10.00      $10.65      $10.64      $10.41      $10.31
                                                               ------      ------      ------      ------      ------      ------

Income (loss) from investment operations:
   Net investment income ..................................     0.22        0.46        0.46        0.48        0.52        0.38
   Net gain (loss) on securities (both
      realized and unrealized) ............................     0.09        0.35       (0.54)       0.04        0.25        0.12
                                                               ------      ------      ------      ------      ------      ------

   Total from investment operations .......................     0.31        0.81       (0.08)       0.52        0.77        0.50
                                                               ------      ------      ------      ------      ------      ------

Less distributions (note 6):
   Dividends from net investment income ...................    (0.23)      (0.48)      (0.49)      (0.47)      (0.54)      (0.40)
   Distributions from capital gains .......................      -           -         (0.08)      (0.04)        -            -
                                                               ------      ------      ------      ------      ------      ------

   Total distributions ....................................    (0.23)      (0.48)      (0.57)      (0.51)      (0.54)      (0.40)
                                                               ------      ------      ------      ------      ------      ------

Net asset value, end of period ............................    $10.41      $10.33      $10.00      $10.65      $10.64      $10.41
                                                               ======      ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ................    3.07%+       8.36%      (0.79)%      4.97%       7.65%      4.87%+

Ratios/supplemental data
   Net assets, end of period (in thousands) ...............    $4,283      $4,417      $5,416      $7,047      $5,668       $0.1
   Ratio of expenses to average net assets ................    0.72%*       0.73%       0.71%       0.69%       0.70%      0.65%*
   Ratio of net investment income to average
      net assets ..........................................    4.36%*       4.58%       4.45%       4.50%       4.76%      5.07%*
   Portfolio turnover rate ................................    8.70%+      22.45%      13.08%      15.20%      22.66%      10.96%+

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee in the period ended
December 31, 1996 were:

   Ratio of expenses to average net assets ................      -           -           -           -           -         0.69%*
   Ratio of net investment income to average
      net assets ..........................................      -           -           -           -           -         5.03%*

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ................    0.72%*       0.72%       0.70%       0.68%       0.67%      0.64%*

(1) For the period April 30, 1996 (commencement of operations) through December 31, 1996.
 +  Not annualized.
 *  Annualized.


                See accompanying notes to financial statements.

                          SHAREHOLDER MEETING RESULTS

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 1, 2001. The holders of shares representing 75% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.
                                        Number of Votes:

        TRUSTEE                             FOR                      WITHHELD

        Lacy B. Herrmann                    13,405,809                  127,936
        Tucker Hart Adams                   13,429,482                  104,263
        Gary C. Cornia                      13,442,989                   90,756
        Diana P. Herrmann                   13,415,829                  117,916
        John C. Lucking                     13,445,775                   87,970
        Anne J. Mills                       13,445,791                   87,954
        J. William Weeks                    13,437,056                   96,689

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.
                                        Number of Votes:
        FOR                                 AGAINST                  ABSTAIN
        13,329,520                          53,991                   150,234